Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	TOP IMAGE SYSTEMS LTD.
Entity Central Index Key	0001021991
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No